Document and Entity Information	Aug. 13, 2025
Details
Registrant CIK	0001499275
Fiscal Year End	--12-31
Document Type	8-K/A
Document Period End Date	Aug. 13, 2025
Entity Registrant Name	GROOVY COMPANY, INC.
Entity Incorporation, State or Country Code	WY
Entity File Number	000-54938
Entity Tax Identification Number	27-0518586
Entity Address, Address Line One	12 Daniel Road
Entity Address, City or Town	Fairfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07004
City Area Code	973
Local Phone Number	227-3230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false